FTI P-1
                        SUPPLEMENT DATED AUGUST 26, 2002
                              TO THE PROSPECTUS OF
                                    FTI FUNDS
                      FTI SMALL CAPITALIZATION EQUITY FUND,
                       FTI EUROPEAN SMALLER COMPANIES FUND
                          AND FTI LARGE CAPITALIZATION
                             GROWTH AND INCOME FUND
                               DATED APRIL 1, 2002

The prospectus for FTI Funds is amended as follows:

I. Effective November 1, 2002, the Funds will generally be available only to individuals and institutions who have a client relationship with Fiduciary Trust Company International (Fiduciary), or a Fiduciary affiliate.

II. Reference in the prospectus to Franklin Templeton Distributors, Inc., the Funds' principal underwriter, is changed to Templeton/Franklin Investment Services, Inc.

                Please keep this supplement for future reference.